Fair Value of Financial Instruments - Narrative (Details) - Contingent consideration payable - CAD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Estimated Probability Of Achieving Milestones, Measurement Input
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [table]
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (1.4)
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [table]
Percentage of reasonably possible decrease in unobservable input, liabilities	5.00%	5.00%
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 1.3